PIMCO StocksPLUS Global Portfolio Expense Example - Administrative Class [Member] - PIMCO StocksPLUS Global Portfolio - Administrative	Dec. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 85
Expense Example, with Redemption, 3 Years	276
Expense Example, with Redemption, 5 Years	483
Expense Example, with Redemption, 10 Years	$ 1,080